Significant Accounting Policies (Tables)	12 Months Ended
Feb. 02, 2013
Schedule of Property and Equipment Useful life

Depreciation is calculated using the straight-line method, generally using the following useful lives:

Category of Property and Equipment	Useful Life
Building	40 years
Furniture, fixtures and equipment	3 to 7 years
Machinery and equipment	3 to 5 years
Computer software	3 years

Summary of Allowance for Sales Returns, Net of Cost of Goods Sold

 A summary of the allowance for sales returns, presented net of cost of goods sold, is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$3,181	$3,403	$3,145
Provision for sales returns	134,909	102,875	83,393
Actual sales returns	(132,884)	(103,097)	(83,135)

Balance at end of fiscal year	$5,206	$3,181	$3,403